Details of Significant Accounts - Details of Investment Tax Credits and Unrecognized Deferred Tax Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unrecognized deferred income tax assets	$ 185,128	$ 5,537,167	$ 4,966,727
Research and Development Expenditure
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused credits	18,371	549,466	358,394
Unrecognized deferred income tax assets	18,371	549,466	358,394
Employees' Development and Training
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused credits	2	72	72
Unrecognized deferred income tax assets	$ 2	$ 72	$ 72